UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-03324
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                          The Guardian Cash Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      7 Hanover Square New York, N.Y. 10004
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Frank L. Pepe                                  Thomas G. Sorell
The Guardian Cash Fund, Inc.                   The Guardian Cash Fund, Inc.
7 Hanover Square                               7 Hanover Square
New York, N.Y. 10004                           New York, N.Y. 10004

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (800) 221-3253
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                      Date of fiscal year end: December 31
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                     Date of reporting period: June 30, 2003
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

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
The Guardian Cash Fund
------------------------------------

[PHOTO OMITTED]

Alexander M. Grant, Jr.,
Portfolio Manager

Objective: Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity

Portfolio: Short-term money market instruments

Inception: November 10, 1981

Net Assets at June 30, 2003: $440,860,801

Q:    How did The Guardian Cash Fund perform for the first half of 2003?

A: As of June 30, 2003, the effective 7-day net annualized yield for the Guardian Cash Fund was 0.63%.(1) The Fund produced a total net annualized return of 0.78%(2) for the six months ended June 30, 2003. In comparison, the effective 7-day annualized yield of Tier One money market funds as measured by iMoneyNet, Inc. was 0.45%; total return for the same category was 0.58%. iMoneyNet, Inc is a research firm that tracks money market funds.

Q:    What was your investment strategy during the period?

A: The Guardian Cash Fund is a place for many of our investors to put their money while they decide on their preferred long-term investment vehicle, be it stocks or bonds. Also, some of our investors prefer the relative stability of the money markets. To best accommodate all our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity. Our investment strategy was to create a diversified portfolio of money market instruments that presented minimal credit risks according to our criteria. As always, we only purchase securities for the Fund's portfolio from issuers that have received ratings in the two highest credit quality categories established by nationally recognized statistical ratings organizations like Moody's Investors Service, Inc. and Standard & Poor's Corporation. Most of the portfolio (76.32%) was invested in commercial paper and short maturity corporate bonds; the balance was invested in repurchase agreements (3.20%) and floating rate taxable municipal bonds (20.48%).

Q:    What factors affected the Fund's performance?

A: Money market funds are directly affected by the actions of the Federal Reserve Board (Fed). With the Federal Open Market Committee (FOMC) rate cuts of Federal Funds totaling 4.25% in 2001, an additional 0.50% in 2002, and an additional 0.25% in the second quarter of 2003, the money markets will remain tight with issuers encouraged to alter their rate offerings in response to stock market expectations and monetary policy. The Federal Funds target is the rate at which banks can borrow from each other overnight. While the Fed does not set this rate, it can establish a target rate and, through open market operations, the Fed can move member banks in the direction of that target rate. The Discount Rate is the rate at which banks can borrow directly from the Federal Reserve. Another factor affecting performance was the portfolio's average maturity of 46 days as of June 30, 2003. The average Tier One money market fund as measured by iMoneyNet, Inc. had an average maturity of 52 days.

================================================================================

      "To best accommodate all our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity."

================================================================================

Q:    What is your outlook for the future?

A: Uncertainty with the direction of the stock market contributes to large daily inflows and outflows of money in the Fund. As the stock market rallies, our investors typically transfer cash to equity funds. During those times when the stock market stalls, we see cash inflows. With money market yields at historic lows, investors have been seeking alternative investment vehicles, such as ultra-short bond funds, for "parking" money between stock market fluctuations. Some investors have been focused less on the capital preservation feature of money market funds and have sought these alternate vehicles, which may generate higher yields, but with more risk. We believe that if the FOMC continues to cut rates, we may see more money market investments diverted to these alternate investments.

--------------------------------------------------------------------------------
(1) Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not indicative of future results.
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
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30

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The Guardian Cash Fund, Inc.
------------------------------

Schedule of Investments
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------------------
Corporate Bonds -- 4.2%
--------------------------------------------------------------------------------------------

Principal                                                       Maturity
Amount                                                            Date                 Value
--------------------------------------------------------------------------------------------
Automotive -- 0.5%
--------------------------------------------------------------------------------------------
$  2,000,000    VW Credit, Inc.
                  6.50%                                        11/15/2003+      $  2,038,433
--------------------------------------------------------------------------------------------
Financial-Banks -- 0.6%
   2,500,000    Wells Fargo & Co.
                  4.25%                                          8/15/2003         2,507,044
--------------------------------------------------------------------------------------------
Food and Beverage -- 0.2%
   1,000,000    Pepsi Bottling Hldgs., Inc.
                  5.375%                                        2/17/2004+         1,024,838
--------------------------------------------------------------------------------------------
Footwear -- 0.5%
   2,000,000    Nike, Inc.
                  6.375%                                         12/1/2003         2,043,487
--------------------------------------------------------------------------------------------
Merchandising-Mass -- 0.8%
                Wal-Mart Stores, Inc.
   1,000,000      4.375%                                          8/1/2003         1,002,158
   2,500,000      5.199%                                          6/1/2004         2,592,748
                                                                                ------------
                                                                                   3,594,906
--------------------------------------------------------------------------------------------
Telecommunications -- 0.9%
   4,000,000    GTE California, Inc.
                  6.75%                                          3/15/2004         4,150,357
--------------------------------------------------------------------------------------------
Utilities-Electric and Water -- 0.7%
   3,000,000    Gulf Power Co.
                  4.69%                                           8/1/2003         3,007,825
--------------------------------------------------------------------------------------------
                Total Corporate Bonds
                  (Cost $18,366,890)                                              18,366,890
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
U.S. Government -- 4.5%
--------------------------------------------------------------------------------------------
U.S. Government Agencies -- 4.5%
                FHLB
$  5,000,000      1.375%                                         5/12/2004      $  5,000,000
  15,000,000      1.40%                                           3/8/2004        15,000,000
--------------------------------------------------------------------------------------------
                Total U.S. Government
                  (Cost $20,000,000)                                              20,000,000
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Commercial Paper -- 66.9%
--------------------------------------------------------------------------------------------
FINANCIAL -- 32.1%

Automotive -- 2.2%
$  5,000,000    American Honda Fin. Corp.
                  1.20%                                          7/11/2003      $  4,998,334
   5,000,000    Toyota Motor Credit Corp.
                  1.03%                                          7/18/2003         4,997,568
                                                                                ------------
                                                                                   9,995,902
--------------------------------------------------------------------------------------------
Finance Companies -- 6.7%
   2,000,000    Alaska St. Housing Fin. Corp.
                  1.27%                                           7/2/2003         1,999,929
                Coca-Cola Financial Corp.
   5,000,000      1.03%                                           8/6/2003         4,994,850
   5,000,000      1.22%                                           7/9/2003         4,998,645
                Private Export Funding Corp.
   2,500,000      1.14%                                          11/6/2003         2,489,867
   5,000,000      1.16%                                          9/22/2003         4,986,628
   5,000,000      1.17%                                         11/17/2003         4,977,412
   5,000,000      1.20%                                          10/9/2003         4,983,333
                                                                                ------------
                                                                                  29,430,664
--------------------------------------------------------------------------------------------
Financial-Banks -- 15.3%
  12,500,000    Allied Irish Banks PLC
                  1.23%                                           7/7/2003        12,497,437
  10,000,000    Dexia Delaware LLC
                  1.22%                                          7/15/2003         9,995,256
   6,000,000    Dresdner Bank AG
                  1.27%                                          7/17/2003         5,996,613
  10,000,000    Dresdner U.S. Fin.
                  1.24%                                          7/14/2003         9,995,522
                Societe Generale NA
   5,000,000      1.20%                                          7/21/2003         4,996,667
  10,000,000      1.205%                                          8/7/2003         9,987,615
   4,000,000      1.24%                                           7/7/2003         4,000,000
  10,000,000    UBS Finance, Inc.
                  1.00%                                          9/10/2003         9,980,278
                                                                                ------------
                                                                                  67,449,388
--------------------------------------------------------------------------------------------
Financial-Other -- 5.6%
   6,000,000    Barton Capital Corp.
                  1.08%                                           7/1/2003         6,000,000
   5,000,000    Goldman Sachs Group, Inc.
                  1.18%                                         8/28/2003+         4,990,494
   7,500,000    Govco, Inc.
                  1.03%                                          8/13/2003         7,490,773
   6,000,000    Morgan Stanley
                  5.625%                                         1/20/2004         6,148,200
                                                                                ------------
                                                                                  24,629,467
--------------------------------------------------------------------------------------------
Insurance -- 2.3%
  10,000,000    American General Fin. Corp.
                  1.02%                                           7/8/2003         9,998,017
--------------------------------------------------------------------------------------------
                TOTAL FINANCIAL                                                  141,503,438
--------------------------------------------------------------------------------------------
INDUSTRIAL -- 34.8%

Automotive -- 2.3%
$ 10,000,000    Volkswagen of America, Inc.
                  1.04%                                           8/6/2003      $  9,989,600
--------------------------------------------------------------------------------------------
Chemicals -- 1.1%
   5,000,000    Lubrizol Corp.
                  1.18%                                          7/10/2003         4,998,525
--------------------------------------------------------------------------------------------
Conglomerates -- 2.3%
  10,000,000    General Electric Capital Corp.
                  1.17%                                          8/12/2003         9,986,350
--------------------------------------------------------------------------------------------
Cosmetics and Toiletries -- 1.1%
   5,000,000    L'Oreal USA, Inc.
                  1.07%                                           8/5/2003         4,994,799
--------------------------------------------------------------------------------------------

                       See notes to financial statements.


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84

--------------------------------------------------------------------------------

Principal                                                       Maturity
Amount                                                            Date                 Value
--------------------------------------------------------------------------------------------
Automotive -- 0.5%
--------------------------------------------------------------------------------------------
Drugs and Hospitals -- 1.1%
$  5,000,000    Pfizer, Inc.
                  1.04%                                          7/24/2003      $  4,996,678
--------------------------------------------------------------------------------------------
Education -- 9.1%
   5,000,000    Massachusetts Coll. of Pharmacy
                  1.21%                                           7/9/2003         4,998,655
                Northwestern University
   2,500,000      1.00%                                          12/2/2003         2,489,306
   2,500,000      1.20%                                         10/17/2003         2,491,000
   5,000,000      1.23%                                           8/5/2003         4,994,021
   5,000,000      1.23%                                           9/9/2003         4,988,041
                University of California
  10,000,000      1.18%                                           9/9/2003         9,977,056
   5,000,000      1.19%                                          8/12/2003         4,993,058
   5,000,000      1.20%                                          8/12/2003         4,993,000
                                                                                ------------
                                                                                  39,924,137
--------------------------------------------------------------------------------------------
Electronics and Instruments -- 4.0%
   7,500,000    Johnson Controls, Inc.
                  1.20%                                          7/28/2003         7,493,250
  10,000,000    Sharp Electronics
                  1.03%                                          8/14/2003         9,987,411
                                                                                ------------
                                                                                  17,480,661
--------------------------------------------------------------------------------------------
Financial-Other-- 4.5%
  10,000,000    Chevron UK Invt. PLC
                  0.92%                                         8/22/2003+         9,986,711
  10,000,000    Shell Finance UK
                  1.22%                                           7/9/2003         9,997,289
                                                                                ------------
                                                                                  19,984,000
--------------------------------------------------------------------------------------------
Food and Beverage -- 3.0%
   3,000,000    Archer-Daniels-Midland Co.
                  1.22%                                           7/2/2003         2,999,898
   5,000,000    Brown-Forman Corp.
                  1.19%                                          7/11/2003         4,998,347
   5,000,000    Unilever Capital Corp.
                  1.05%                                          7/18/2003         4,997,521
                                                                                ------------
                                                                                  12,995,766
--------------------------------------------------------------------------------------------
Machinery-Industrial Specialty -- 1.8%
   8,000,000    Stanley Works
                  1.22%                                         7/23/2003+         7,994,036
--------------------------------------------------------------------------------------------
Metals-Miscellaneous -- 2.3%
  10,000,000    Rio Tinto America, Inc.
                  1.05%                                           9/5/2003         9,980,750
--------------------------------------------------------------------------------------------
Telecommunications -- 1.1%
   5,000,000    Verizon Network Funding
                  1.04%                                           7/3/2003         4,999,711
--------------------------------------------------------------------------------------------
Utilities-Electric and Water -- 1.1%
   5,000,000    Alabama Power Co.
                  1.17%                                           7/8/2003         4,998,863
--------------------------------------------------------------------------------------------
                TOTAL INDUSTRIAL                                                 153,323,876
--------------------------------------------------------------------------------------------
                Total Commercial Paper
                  (Cost $294,827,314)                                           $294,827,314
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Floating Rate Notes and Bonds-- 20.8%
--------------------------------------------------------------------------------------------

Principal                                                         Reset
Amount                                                             Date*               Value
--------------------------------------------------------------------------------------------
Municipal Bonds -- 20.8%
$ 10,000,000    California Housing Fin. Agency
                  1.10%                                           7/9/2003      $ 10,000,000
                Colorado Housing & Fin. Auth.
   6,000,000      1.04%                                           7/9/2003         6,000,000
  10,000,000      2.20%                                          7/25/2003        10,000,000
   2,500,000    Connecticut St. Housing & Fin. Auth.
                  1.05%                                          7/10/2003         2,500,000
   4,500,000    Los Angeles, CA Wtr. & Power
                  1.07%                                          7/10/2003         4,500,000
   2,000,000    Miami Dade Cnty. Florida Aviation
                  1.09%                                           7/9/2003         2,000,000
   4,000,000    Michigan St. Housing Dev. Auth.
                  1.04%                                           7/9/2003         4,000,000
  19,120,000    New York City Transitional
                  1.04%                                           7/9/2003        19,120,000
  19,000,000    Sacramento Cnty., CA
                  1.03%                                           7/9/2003        19,000,000
                Utah Housing Corp. Single Family
   3,870,000      1.04%                                           7/9/2003         3,870,000
   4,850,000      1.04%                                           7/9/2003         4,850,000
                Utah St. Housing Fin. Agency
   3,445,000      1.04%                                           7/9/2003         3,445,000
   2,650,000      1.04%                                           7/9/2003         2,650,000
--------------------------------------------------------------------------------------------
                Total Floating Rate Notes and Bonds
                  (Cost $91,935,000)                                              91,935,000
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Repurchase Agreement -- 3.2%
--------------------------------------------------------------------------------------------
Principal
Amount                                                                                 Value
--------------------------------------------------------------------------------------------
$ 14,047,000    State Street Bank and Trust Co.
                repurchase agreement, dated 6/30/2003,
                maturity value $14,047,429 at
                1.10% due 7/1/2003 (1)
                  (Cost $14,047,000)                                            $ 14,047,000
--------------------------------------------------------------------------------------------
Total Investments -- 99.6%
  (Cost $439,176,204)                                                            439,176,204
Cash, Receivables and Other Assets
  Less Liabilities -- 0.4%                                                         1,684,597
--------------------------------------------------------------------------------------------
Net Assets -- 100%                                                              $440,860,801
--------------------------------------------------------------------------------------------

+     Rule 144A restricted security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
*     Floating rate note. The rate shown is the rate in effect at June 30, 2003.

                       See notes to financial statements.


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                                                                              85

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The Guardian Cash Fund, Inc.
------------------------------

Statement of Assets
and Liabilities
June 30, 2003 (Unaudited)

ASSETS
   Investments, at market (cost $439,176,204)                      $ 439,176,204
   Cash                                                                      675
   Receivable for securities sold                                      5,001,582
   Receivable for fund shares sold                                     2,717,540
   Interest receivable                                                   750,662
   Other assets                                                            2,544
                                                                   -------------
     Total Assets                                                    447,649,207
                                                                   -------------

LIABILITIES
   Payable for securities purchased                                    6,299,137
   Payable for fund shares redeemed                                      246,639
   Accrued expenses                                                       53,276
   Due to affiliates                                                     189,354
                                                                   -------------
     Total Liabilities                                                 6,788,406
                                                                   -------------
     Net Assets                                                    $ 440,860,801
                                                                   =============

COMPONENTS OF NET ASSETS
   Capital stock, at par                                           $   4,408,608
   Additional paid-in capital                                        436,452,193
                                                                   -------------
     Net Assets                                                    $ 440,860,801
                                                                   =============

Shares Outstanding -- $0.10 par value                                 44,086,080
                                                                   =============

Net Asset Value Per Share                                          $       10.00
                                                                   =============

Statement of Operations
  Six Months Ended
  June 30, 2003 (Unaudited)

INVESTMENT INCOME
   Interest                                                        $   3,169,146
                                                                   -------------

   Expenses:
     Investment advisory fees -- Note B                                1,188,628
     Custodian fees                                                       50,048
     Directors' fees -- Note B                                            13,735
     Other                                                                60,108
                                                                   -------------
     Total Expenses                                                    1,312,519
                                                                   -------------

     NET INVESTMENT INCOME,
       REPRESENTING NET INCREASE IN
       NET ASSETS FROM OPERATIONS                                  $   1,856,627
                                                                   =============


                       See notes to financial statements.

--------------------------------------------------------------------------------
86

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                               Six Months       Year Ended
                                                                                    Ended     December 31,
                                                                            June 30, 2003             2002
                                                                              (Unaudited)        (Audited)
                                                                            -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
     Net investment income                                                  $   1,856,627    $   6,052,868
                                                                            -------------    -------------
  Dividends to Shareholders from:
     Net investment income                                                     (1,856,627)      (6,052,868)
                                                                            -------------    -------------

   From Capital Share Transactions:
     Net decrease in net assets from capital share transactions -- Note G     (51,852,164)     (22,510,045)
                                                                            -------------    -------------
   Net Decrease in Net Assets                                                 (51,852,164)     (22,510,045)

NET ASSETS:
Beginning of period                                                           492,712,965      515,223,010
                                                                            -------------    -------------
End of period                                                               $ 440,860,801    $ 492,712,965
                                                                            =============    =============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                      Six Months
                                         Ended                             Year Ended December 31, (Audited)
                                     June 30, 2003     -----------------------------------------------------------------------------
                                      (Unaudited)          2002            2001            2000            1999            1998
                                    ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........   $     10.00        $     10.00     $     10.00     $     10.00     $     10.00     $     10.00
                                    -----------        -----------     -----------     -----------     -----------     -----------
Income from investment
   operations:
   Net investment income ........          0.04               0.12            0.35            0.59            0.47            0.50

Dividends
   to Shareholders from:
   Net investment income ........         (0.04)             (0.12)          (0.35)          (0.59)          (0.47)          (0.50)
                                    -----------        -----------     -----------     -----------     -----------     -----------

Net asset value, end of period ..   $     10.00        $     10.00     $     10.00     $     10.00     $     10.00     $     10.00
                                    -----------        -----------     -----------     -----------     -----------     -----------

Total return* ...................          0.39%(a)           1.25%           3.58%           6.01%           4.77%           5.10%
                                    -----------        -----------     -----------     -----------     -----------     -----------
Ratios/supplemental data:
   Net assets, end of period
     (000's omitted) ............   $   440,861        $   492,713     $   515,223     $   423,038     $   484,128     $   419,483
   Ratio of expenses to
     average net assets .........          0.55%(b)           0.55%           0.55%           0.54%           0.53%           0.53%
   Ratio of net investment
     income to average net assets          0.78%(b)           1.24%           3.43%           5.85%           4.68%           4.99%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Not annualized.
(b)   Annualized.

                       See notes to financial statements.


--------------------------------------------------------------------------------
88

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
Note A -- Organization and Accounting Policies
--------------------------------------------------------------------------------

      The Guardian Variable Contract Funds, Inc. (GVCF) was organized in March 1983 and was formerly known as "The Guardian Stock Fund, Inc." Shares are offered in six series: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund (GVC500IF), The Guardian VC Asset Allocation Fund (GVCAAF), The Guardian VC High Yield Bond Fund (GVCHYBF), The Guardian UBS VC Large Cap Value Fund (GLCVF) and The Guardian UBS VC Small Cap Value Fund (GSCVF). GVCF has added a new series, effective July 30, 2003: The Guardian VC Low Duration Bond Fund (GLDBF). GLDBF had not commenced operations as of June 30, 2003.

      On February 3, 2003 GLCVF and GSCVF commenced operations. GLCVF and GSCVF sold 937,500 and 437,500 shares to The Guardian Life Insurance Company of America (Guardian Life) for $9,375,000 and $4,375,000, respectively.

      GVCF, The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc.
(GCF) are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each series of GVCF and GBF and GCF are referred to collectively as the "Funds" and individually as a "Fund."

      GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF, and shares of GVC500IF, GVCAAF, GVCHYBF, GLCVF, GSCVF, GBF and GCF, are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of Guardian Life. GSF's Class II shares are available only through the ownership of annuity and insurance products offered by other insurance companies. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of June 30, 2003, no Class II shares have been issued.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on national securities exchanges are valued at the last sales price on these exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued using the last sale price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities. In GVCAAF, investments in the underlying Funds are valued at the closing net asset value of each underlying Fund on the day of valuation.

      Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors.


--------------------------------------------------------------------------------
90

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

      Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by the Funds are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses. GCF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.

      Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

      GSF, GVC500IF, GVCHYBF, GLCVF and GSCVF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the Funds earn dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      GSF, GVC500IF, GVCHYBF, GLCVF and GSCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, the Fund will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency.

Futures Contracts

    GSF, GVC500IF, GVCAAF, GVCHYBF, GLCVF and GSCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day,


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by the Funds. The daily changes in the variation margin are recognized as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, the Funds may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

      Dividends from net investment income are declared and paid semi-annually for GSF, GVC500IF, GVCAAF, GVCHYBF, GBF, GLCVF and GSCVF. Net realized short-term and long-term capital gains for these Funds will be distributed at least annually. Most of the dividends or distributions are credited in the form of additional shares of the applicable Fund at such Fund's net asset value on the ex-dividend date.

      GCF earns interest on its investments and declares all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All dividends and distributions are credited in the form of additional shares of GCF at GCF's net asset value on the payable date.

      All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

      Each Fund has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

--------------------------------------------------------------------------------
Note B -- Investment Advisory Agreements
          and Payments to or from Related Parties
--------------------------------------------------------------------------------

      Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, provides investment advisory services to each of the Funds. GSF, GVCAAF, GBF and GCF pay investment advisory fees at an annual rate of .50% of the average daily net assets of each Fund. GVC500IF and GVCHYBF pay investment advisory fees at an annual rate of .25% and .60%, respectively, of their average daily net assets. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds .28% of the average daily net assets of


--------------------------------------------------------------------------------
92

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

GVC500IF. GIS subsidized .15% of the ordinary operating expenses of GVC500IF or $95,917 for the six months ended June 30, 2003.

      There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

      GLCVF pays investment advisory fees to GIS at an annual rate of .83% of its average daily net assets. GSCVF pays investment advisory fees to GIS at an annual rate of 1.00% of its average daily net assets for the first $50 million and an annual rate of .95% of its average daily net assets in excess of $50 million. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GLCVF and GSCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .43% of GLCVF's average daily net assets and at an annual rate of .60% for the first $50 million and at an annual rate of .55% in excess of $50 million of GSCVF's average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GLCVF and GSCVF.

      The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Funds are affiliated with GIS.

--------------------------------------------------------------------------------
Note C -- Investment Transactions
--------------------------------------------------------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2003 were as follows:

                                                    GSF              GVC500IF
                                                    ---              --------
           Purchases .......................    $457,953,911       $ 8,230,042
           Proceeds ........................    $531,013,626       $12,613,136

                                                   GVCAAF            GVCHYBF
                                                   ------            -------
           Purchases .......................    $  2,000,000       $43,362,677
           Proceeds ........................    $         --       $30,115,912

                                                    GLCVF             GSCVF
                                                    -----             -----
           Purchases .......................    $ 52,641,231       $13,627,585
           Proceeds ........................    $  2,720,783       $ 3,036,199

                                                    GBF
                                                    ---
           Purchases .......................    $506,693,980
           Proceeds ........................    $463,486,804


--------------------------------------------------------------------------------
                                                                              93

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

      The cost of investments owned at June 30, 2003 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Funds. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2003 were as follows:

                                                                 GSF              GVC500IF
                                                                 ---              --------
      Appreciation                                          $  99,861,132       $ 13,533,521
      Depreciation                                            (66,754,587)       (24,838,679)
                                                            -------------       ------------
        Net Unrealized Appreciation/(Depreciation)          $  33,106,545       $(11,305,158)
                                                            =============       ============
                                                                GVCAAF             GVCHYBF
                                                                ------             -------
      Appreciation                                          $     521,718       $  2,890,702
      Depreciation                                             (6,492,456)          (505,132)
                                                            -------------       ------------
        Net Unrealized Appreciation/(Depreciation)          $  (5,970,738)      $  2,385,570
                                                            =============       ============
                                                                 GLCVF              GSCVF
                                                                 -----              -----
      Appreciation                                          $   7,767,349       $  1,548,379
      Depreciation                                               (385,848)           (69,022)
                                                            -------------       ------------
        Net Unrealized Appreciation                         $   7,381,501       $  1,479,357
                                                            =============       ============
                                                                  GBF
                                                                  ---
      Appreciation                                          $  18,394,469
      Depreciation                                               (213,402)
                                                            -------------
        Net Unrealized Appreciation                         $  18,181,067
                                                            =============

--------------------------------------------------------------------------------
Note D -- Repurchase Agreements
--------------------------------------------------------------------------------

      The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the applicable Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the applicable Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

--------------------------------------------------------------------------------
Note E -- Reverse Repurchase Agreements
--------------------------------------------------------------------------------

      GVCAAF, GVCHYBF and GBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCAAF, GVCHYBF and GBF enter into a reverse repurchase agreement, the Funds establish and segregate cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase


--------------------------------------------------------------------------------
94

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCAAF, GVCHYBF and GBF may be unable to deliver the securities when the Funds seek to repurchase them.

--------------------------------------------------------------------------------
Note F -- Dollar Roll Transactions
--------------------------------------------------------------------------------

      GVCAAF, GVCHYBF and GBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that they hold with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCAAF, GVCHYBF and GBF may be unable to deliver the securities when the Funds seek to repurchase them.

--------------------------------------------------------------------------------
Note G -- Transactions in Capital Stock
--------------------------------------------------------------------------------

      There are 1,000,000,000 shares of $0.001 par value capital stock authorized for GVCF divided into two classes, designated Class I and Class II shares. GSF Class I consists of 300,000,000 shares; GVC500IF Class I consists of 200,000,000 shares; GVCAAF Class I, GVCHYBF Class I, GLCVF Class I and GSCVF Class I each consist of 100,000,000 shares; and GSF Class II consists of 100,000,000 shares. There are 100,000,000 shares of $0.10 par value capital stock authorized for each of GBF and GCF. Through June 30, 2003, no Class II shares of GSF were issued. Transactions in capital stock were as follows:

                                                 Six Months Ended           Year Ended    Six Months Ended          Year Ended
                                                         June 30,         December 31,            June 30,        December 31,
                                                             2003                 2002                2003                2002
                                                      (Unaudited)            (Audited)         (Unaudited)           (Audited)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares                                   Amount
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian Stock Fund
Shares sold                                             1,222,250            4,673,210       $  28,525,032       $ 113,023,863
Shares issued in reinvestment of
   dividends                                              572,232              544,573          14,282,918          14,289,601
Shares repurchased                                     (6,060,127)         (16,305,105)       (138,071,111)       (405,121,253)
-------------------------------------------------------------------------------------------------------------------------------
  Net decrease                                         (4,265,645)         (11,087,322)      $ (95,263,161)      $(277,807,789)
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC 500 Index Fund
Shares sold                                             2,702,892            4,629,458       $  18,379,373       $  33,546,602
Shares issued in reinvestment of
   dividends                                              108,205              466,126             788,813           3,272,431
Shares repurchased                                     (3,446,795)         (28,535,396)        (24,357,517)       (180,704,229)
-------------------------------------------------------------------------------------------------------------------------------
  Net decrease                                           (635,698)         (23,439,812)      $  (5,189,331)      $(143,885,196)
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

                                                 Six Months Ended           Year Ended    Six Months Ended          Year Ended
                                                         June 30,         December 31,            June 30,        December 31,
                                                             2003                 2002                2003                2002
                                                      (Unaudited)            (Audited)         (Unaudited)           (Audited)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares                                   Amount
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC Asset Allocation Fund
Shares sold                                               372,369              483,905        $  2,652,998         $ 3,738,324
Shares issued in reinvestment of
   dividends                                               93,148               97,846             705,132             763,200
Shares repurchased                                       (392,737)            (676,754)         (2,705,566)         (4,922,230)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                                  72,780              (95,003)        $   652,564         $  (420,706)
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC High Yield Bond Fund
Shares sold                                             3,709,950            1,545,453        $ 30,173,785         $12,303,195
Shares issued in reinvestment
   of dividends                                           152,197              336,975           1,261,710           2,608,239
Shares repurchased                                     (2,381,410)          (1,157,087)        (19,412,717)         (9,179,869)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase                                          1,480,737              725,341        $ 12,022,778         $ 5,731,565
-------------------------------------------------------------------------------------------------------------------------------

                                                      Period from                              Period from
                                                February 3, 2003+                        February 3, 2003+
                                                 to June 30, 2003                         to June 30, 2003
                                                      (Unaudited)                              (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
                                                         Shares                                  Amount
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian UBS VC Large Cap Value Fund
Shares sold                                             5,189,549                            $ 51,325,578
Shares issued in reinvestment
   of dividends                                            22,576                                 260,531
Shares repurchased                                        (25,094)                               (283,305)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase                                          5,187,031                            $ 51,302,804
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian UBS VC Small Cap Value Fund
Shares sold                                             1,166,858                            $ 11,690,347
Shares issued in reinvestment
   of dividends                                             1,169                                  13,488
Shares repurchased                                        (42,558)                               (481,623)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase                                          1,125,469                            $ 11,222,212
-------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.


--------------------------------------------------------------------------------
96

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

                                                 Six Months Ended           Year Ended    Six Months Ended          Year Ended
                                                         June 30,         December 31,            June 30,        December 31,
                                                             2003                 2002                2003                2002
                                                      (Unaudited)            (Audited)         (Unaudited)           (Audited)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares                                   Amount
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian Bond Fund
Shares sold                                             3,383,750            8,874,148      $   43,052,747      $ 109,477,341
Shares issued in reinvestment
   of dividends and distributions                         582,418            1,512,712          7,519,017          18,657,670
Shares repurchased                                     (3,640,973)          (5,493,407)       (46,671,264)        (67,753,956)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase                                            325,195            4,893,453      $   3,900,500       $  60,381,055
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian Cash Fund
Shares sold                                            23,050,841           66,681,009      $ 230,508,416       $ 666,810,091
Shares issued in reinvestment
   of dividends                                           185,663              605,287          1,856,627           6,052,868
Shares repurchased                                    (28,421,721)         (69,537,300)      (284,217,207)       (695,373,004)
-------------------------------------------------------------------------------------------------------------------------------
  Net decrease                                         (5,185,217)          (2,251,004)     $ (51,852,164)      $ (22,510,045)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Note H -- Line of Credit
--------------------------------------------------------------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2003, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

--------------------------------------------------------------------------------
Note I -- Investments in Affiliates1
--------------------------------------------------------------------------------

      A summary of GVCAAF transactions in affiliated security during the six months ended June 30, 2003 is set forth below:

                                    Balance of      Gross                  Balance of                   Dividends
                                      Shares      Purchases      Gross       Shares         Value      Included in    Net Realized
                                   December 31,      and       Sales and    June 30,      June 30,      Dividend       Gain/(Loss)
   Name of Issuer                      2002       Additions   Reductions      2003          2003         Income         on Sales
----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund       3,100,828     280,112          --      3,380,940    $24,139,912    $154,421       $       --

(1) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.


--------------------------------------------------------------------------------
                                                                              97

ITEM 2.  CODE OF ETHICS.

         Not required at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not required at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required at this time.

ITEM 5-6 [RESERVED]

         Not required at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

         (b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Not required at this time.

         (a)(2) Separate certifications by the registrant's certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

         (b) A certification by the registrant's certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc.


By:   /s/ THOMAS G. SORELL
      -----------------------------------------
      Thomas G. Sorell
      President of
      The Guardian Cash Fund, Inc.


Date: September 4, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ THOMAS G. SORELL
      -----------------------------------------
      Thomas G. Sorell
      President of
      The Guardian Cash Fund, Inc.


Date: September 4, 2003


By:   /s/ FRANK L. PEPE
      -----------------------------------------
      Frank L. Pepe
      Vice President and Treasurer of
      The Guardian Cash Fund, Inc.


Date: September 4, 2003